13. Taxes (Details 1) R$ in Thousands	Dec. 31, 2018 BRL (R$)
DisclosureOfDeferredTaxesLineItems [Line Items]
Assets	R$ 2,047,358
Liabilities	(1,197,717)
2019
DisclosureOfDeferredTaxesLineItems [Line Items]
Assets	528,769
Liabilities	(82,554)
2020
DisclosureOfDeferredTaxesLineItems [Line Items]
Assets	263,907
Liabilities	(82,937)
2021
DisclosureOfDeferredTaxesLineItems [Line Items]
Assets	164,724
Liabilities	(83,423)
2022
DisclosureOfDeferredTaxesLineItems [Line Items]
Assets	131,876
Liabilities	(100,484)
2023
DisclosureOfDeferredTaxesLineItems [Line Items]
Assets	103,979
Liabilities	(68,853)
2024 to 2026
DisclosureOfDeferredTaxesLineItems [Line Items]
Assets	216,854
Liabilities	(188,881)
2027 to 2029
DisclosureOfDeferredTaxesLineItems [Line Items]
Assets	637,249
Liabilities	R$ (590,585)